Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Significant components of the Company’s and its subsidiaries’ assets are as follows

	As of December 31,
	2014	2013
	(in thousands)
Deferred tax assets
Maltese subsidiary net-operating-loss carry forward	$4,058	$5,516
Israeli subsidiary net-operating-loss carry forward	2,381	–
Other reserves and allowances	107	115
Total deferred-tax assets	6,546	5,631
Valuation allowance	(6,546)	(5,631)
Net deferred-tax assets	$–	$–

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows

	Year ended December 31,
	2014	2013	2012
	(in thousands)
Loss before taxes on income, as reported in the consolidated statements of operations	$9,102	$17,484	$3,143

Statutory tax rate	26.5%	25%	25%

Theoretical tax benefit	2,412	4,371	786
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,412)	(4,371)	(786)
Other	1	1	6

Actual tax expense	$1	$1	$6